Financial Risk Management - Summary of Undiscounted Contractual Values by Relevant Maturity Groupings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 65	€ 54
Financial liabilities	1,110	1,084
Less than 1 year [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	67	54
Less than 1 year [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	103	170
Less than 1 year [member] | Net debt derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3
Less than 1 year [member] | Net cash flows from derivatives liabilities related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17	35
Less than 1 year [member] | Trade payables and other (excluding deferred revenue) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	920	825
Less than 1 year [member] | Net debt derivative assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6	32
Less than 1 year [member] | Net cash flows from derivative assets related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59	22
Between 1 and 5 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18	85
Financial liabilities	780	1,901
Between 1 and 5 years [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	318	1,329
Between 1 and 5 years [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	421	490
Between 1 and 5 years [member] | Net debt derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10
Between 1 and 5 years [member] | Net cash flows from derivatives liabilities related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11	63
Between 1 and 5 years [member] | Trade payables and other (excluding deferred revenue) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20	19
Between 1 and 5 years [member] | Net debt derivative assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	82
Between 1 and 5 years [member] | Net cash flows from derivative assets related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15	3
More than 5 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,956	1,127
More than 5 years [member] | Borrowings [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,692	999
More than 5 years [member] | Interests [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 264	125
More than 5 years [member] | Net cash flows from derivatives liabilities related to currencies and commodities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		€ 3